Offerings	Jul. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.0001
Amount Registered	4,346,685
Proposed Maximum Offering Price per Unit	6.1
Maximum Aggregate Offering Price	$ 26,514,778.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,059.41
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.0001
Amount Registered	228,570
Proposed Maximum Offering Price per Unit	5.19
Maximum Aggregate Offering Price	$ 1,186,278.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 181.62